5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2018
Adoption Of Standards Amendmentsinterpretations Of Existing Standards And Standards Issued But Not Yet Effective Tables Abstract
New and revised standards starting at the current year
Statement	Description	Impact

IFRS 9 – Financial Instruments	Several changes in classification and measurement, mainly in the measurement of impairment of financial assets and hedge accounting.	Reclassification of financial assets impacting Shareholders' Equity and increase of impairment losses. See note 5.1.4
IFRS 15 – Revenue from contracts with customers	Applies a principle-based model and a definitive guide as when to recognize revenue. It also introduces new disclosures.	Reclassification between lines related to rebates received from suppliers. See note 5.1.4
IFRS 2 - Classification and measurement of share based payment	Between other changes describes modifications of settled options of shares.	Reclassification of withholding taxes for shareholders' equity. See note 5.1.4
IFRS 10 and IAS 28 improvements – Sale or asset contribution between investor and associate or Joint Venture	In case of assets sale or asset contribution between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with unrelated third party.	The adoption of this standard had no significant impact on the financial statements.

Additional provision in discontinued operations
	Discontinued operations
	2017	01.01.2017	01.01.2016
Accounts receivable from credit card operators	24	1	1
Consumer financing CDCI	131	139	124
Accounts receivable from freight companies	9	9	8
Accounts receivable b2b	11	8	1
Total	175	157	134

Retrospective effects of the application of standards
Balance Sheet	01.01.2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated

Trade receivables	543	(8)	-	535
Other receivables	126	(7)	-	119
Assets held for sale	20,303	(148)	(2)	20,153
Total current assets	31,651	(163)	(2)	31,486

Deferred income tax and social contribution	170	4	-	174
Investments in associates	316	-	(5)	311
Total noncurrent assets	13,566	4	(5)	13,565
Total assets	45,217	(159)	(7)	45,051

Provision for losses on investment in associates	22	-	14	36
Total noncurrent liabilities	5,038	-	14	5,052

Shareholders’ equity	9,860	(75)	(20)	9,765
Non-controlling interest	2,737	(84)	(1)	2,652
Total shareholders’ equity	12,597	(159)	(21)	12,417
Total liabilities and shareholders’ equity	45,217	(159)	(7)	45,051

Balance Sheet	2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Trade receivables	632	(14)	-	618
Other receivables	271	(4)	-	267
Assets held for sale	22,961	(178)	(8)	22,775
Total current assets	33,220	(196)	(8)	33,016

Deferred income tax and social contribution	121	4	-	125
Investments in associates	177	-	(21)	156
Total noncurrent assets	14,708	4	(21)	14,691
Total assets	47,928	(192)	(29)	47,707

Provision for losses on investment in associates	165	-	30	195
Total noncurrent liabilities	5,644	-	30	5,674

Shareholders’ equity	10,333	(90)	(55)	10,188
Non-controlling interest	2,959	(101)	(5)	2,853
Total shareholders’ equity	13,292	(191)	(60)	13,041
Total liabilities and shareholders’ equity	47,928	(191)	(30)	47,707

Statements of Operations	2016
	As originally reported	Effects IFRS15	Effects IFRS9	Equity effects (*)	As restated

Cost of Sales	(31,933)	279	-	-	(31,654)
Gross Profit	9,521	279	-	-	9,800
Operating Expenses, Net
Selling Expenses	(6,567)	(215)	1	-	(6,781)
General and Administrative Expenses	(884)	(64)	-	-	(948)
Share of Profit of Associates	60	-	-	(39)	21
Income before Income Tax and Social Contribution	(47)	-	1	(39)	(85)
Income Tax and Social Contribution	(24)	-	-	-	(24)
Net Income from Continuing Operations	(71)	-	1	(39)	(109)
Net Income from Discontinued Operations	(1,005)	-	(17)	(14)	(1,036)
Net Income for the Year	(1,076)	-	(16)	(53)	(1,145)
Attributed to:
Net Income from Continuing Operations	(71)	-	1	(39)	(109)
Net Income from Discontinued Operations	(411)	-	(7)	(6)	(424)
Total of Controlling Shareholders	(482)	-	(6)	(45)	(533)

Non-controlling shareholders from discontinued operations	(594)	-	(10)	(8)	(612)
Total of non-controlling shareholders	(594)	-	(10)	(8)	(612)

Statement of Cash Flows	2016
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Net Cash used in Operating Activities	(1,304)	-	-	(1,304)
Cash Provided by the Operations	2,590	-	-	2,590
Net loss for the year	(1,076)	(16)	(53)	(1,145)
Deferred Income Tax	(113)	(5)	-	(118)
Share of Profit of Subsidiaries and Associates	(81)	-	53	(28)
Allowance for doubtful accounts	609	21	-	630

Statements of Operations	2017
	As originally reported	Effects IFRS15	Effects IFRS9	Equity effects (*)	As restated

Cost of Sales	(33,931)	285	-	-	(33,646)
Gross Profit	10,703	285	-	-	10,988
Operating expenses, net
Selling Expenses	(6,804)	(225)	2	-	(7,027)
General and Administrative Expenses	(972)	(60)	-	-	(1,032)
Share of Profit of Associates	(60)	-	-	(29)	(89)
Income Before Income Tax and Social Contribution	779	-	2	(29)	752
Income Tax and Social Contribution	(297)	-	-	-	(297)
Net Income from Continuing operations	482	-	2	(29)	455
Net Income from Discontinued Operations	383	-	(21)	(6)	356
Net Income for the year	865	-	(19)	(35)	811
Attributed to:
Net Income from Continuing operations	482	-	2	(29)	455
Net Income from Discontinued Operations	137	-	(9)	(3)	125
Total of controlling shareholders	619	-	(7)	(32)	580

Non-controlling shareholders from discontinued operations	246	-	(12)	(3)	231
Total of non-controlling shareholders	246	-	(12)	(3)	231

Statement of Cash Flows	2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Net Cash provided by Operating Activities	1,895	-	-	1,895
Cash Provided by the Operations	3,191	-	-	3,191
Net Income for the year	865	(19)	(35)	811
Deferred Income Tax	(38)	3	-	(35)
Share of Profit of Associates	34	-	35	69
Impairment	-	1	-	1
Allowance for doubtful accounts	722	15	-	737

(*) Effects of the application of IFRS 9 and IFRS 15 in associates.

New and revised standards not yet adopted
Statement	Description	Applicable to annual periods beginning on or after
IFRS 16 – Leases	Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of finance lease disappear, except for short-term leases and contracts involving immaterial amounts.	01/01/2019
IFRIC 23 - Uncertainty over income tax treatments	Clarify the recognition when there are uncertainties over income tax treatments regulated by IAS 12 - Income Taxes.	01/01/2019